Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instrument Detail [Abstract]
Schedule of Foreign Exchange Contracts, Statement of Financial Position
		Fair value	Fair value
		December 31,	December 31,
		2015	2014
		$’M	$’M
		_____________	_____________
Assets	Prepaid expenses and other current assets	1.9	12.6
Liabilities	Other current liabilities	11.5	7.8
		_____________	_____________

Schedule of Foreign Exchange Contracts, Gain (Loss) in Other Income (Expense)
	Location of net gains/(losses) recognized in income	Amount of net gains/(losses) recognized in income
	__________________________________	____________		____________
Year to December 31,		2015	2014	2013
		$’M	$’M	$’M
		_____________	_____________	_____________
Foreign exchange contracts	Other income, net	9.5	8.0	(1.8)
		_____________	_____________	_____________